Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Schedule of Disaggregates Product Sales by Business Segment by Geography

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2019
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,504	$11,358	$12,862
PRC	25,637	5,135	30,772
United Kingdom	255	3,331	3,586
Hong Kong	1,195	3,531	4,726
Europe	188	7,998	8,186
Others	-	6,449	6,449
Total net sales	$28,779	$37,802	$66,581

	Year ended March 31, 2020
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,265	$9,963	$11,228
PRC	22,567	4,530	27,097
United Kingdom	159	4,693	4,852
Hong Kong	1,202	4,986	6,188
Europe	153	9,674	9,827
Others	7	6,169	6,176
Total net sales	$25,353	$40,015	$65,368

Schedule of Allowance for Doubtful Account

Unanticipated changes in the liquidity or financial position of the Company’s customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful account	2018	2019	2020

Balance at beginning of the year	$1,252	$270	$658
Provision for the year	34	419	297
Bad debt recovery	(708)	(16)	-
Written off	(308)	(15)	(1)
	$270	$658	$954

Schedule of Net Income (Loss) Per Share

Basic net income (loss) per share and diluted net income (loss) per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2018	2019	2020
Net income (loss) attribute to Deswell Industries, Inc.	$6,190	$4,273	$(1,320)
Basic weighted average common shares outstanding	15,885	15,885	15,914
Basic net income (loss) per share	$0.39	$0.27	$(0.08)

	Year ended March 31,
	2018	2019	2020

Basic weighted average common shares outstanding	15,885	15,885	15,914
Effect of dilutive securities – Options	100	174	-
Diluted weighted average common and potential common shares outstanding	15,985	16,059	15,914

Diluted net income (loss) per share	$0.39	$0.27	$(0.08)